EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on October 3, 2011 (Accession No. 0001193125-11-261948), to the Prospectus dated May 1, 2011, for the EQ/AllianceBernstein Short-Term Bond Portfolio and EQ/AllianceBernstein Short-Term Government Bond Portfolio, two series of EQ Advisors Trust.